Shareholder Report, Line Graph (Details) 123822_Hotchkis - Wiley Mid-Cap Value Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 525,488	$ 519,213	$ 448,061	$ 391,432	$ 400,816	$ 206,646	$ 302,212	$ 352,602	$ 308,424	$ 250,000	$ 647,621
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	827,850	718,023	583,166	490,246	569,164	394,802	370,603	340,058	296,274	250,000	$ 1,016,795
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Value Index
Accumulated Value	542,082	486,023	434,037	392,784	436,411	285,117	323,306	311,826	289,814	250,000	$ 686,382
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	$ 638,390	$ 554,132	$ 490,923	$ 427,170	$ 516,506	$ 344,800	$ 352,700	$ 327,104	$ 291,210	$ 250,000	$ 776,498